Trade and other current receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and other current receivables	13. Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, except for derivatives (see note 16 on page 174), these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there is a legal right and intent to settle them on a net basis.

We do not consider the fair values of trade and other current receivables to be significantly different from their carrying values. Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. Our historical experience of collecting receivables, supported by the level of default, is that credit risk is low across territories and so trade receivables are considered to be a single class of financial assets. Impairment for trade receivables are calculated for specific receivables with known or anticipated issues affecting the likelihood of recovery and for balances past due with a probability of default based on historical data as well as relevant forward-looking information.

Trade and other current receivables	€ million 2024	€ million 2023
Due within one year
Trade receivables	4,227	4,023
Prepayments and accrued income	506	516
Other receivables	1,278	1,236
	6,011	5,775
Included within trade receivables are discounts due to our customers of €2,587 million (2023: €2,528 million). Other receivables comprise financial assets of €312 million (2023: €256 million) and non-financial assets of €966 million (2023: €979 million). Financial assets include supplier and customer deposits, employee advances and certain derivatives. Non-financial assets mainly consist of reclaimable sales tax of €582 million (2023: €581 million).

Ageing of trade receivables	€ million 2024	€ million 2023
Not overdue	3,807	3,522
Past due less than three months	382	401
Past due more than three months but less than six months	47	67
Past due more than six months but less than one year	28	90
Past due more than one year	142	141
Total trade receivables	4,406	4,221
Impairment provision for trade receivables	(179)	(198)
	4,227	4,023
The total impairment provision includes €179 million (2023: €198 million) for current trade receivables, €16 million (2023: €11 million) for other current receivables and
€11 million (2023: €13 million) for non-current trade and other receivables.

Impairment provision for total trade and other receivables	€ million 2024	€ million 2023
1 January	222	278
Charge to income statement	37	34
Reduction/releases	(53)	(82)
Reclassifications	–	(3)
Currency translations	–	(5)
31 December	206	222